Stockholder's Equity (Common Stock Share Activity) (Details) - shares	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, common stock (shares)	37,697,865	37,571,182	37,162,697
Beginning Balance, treasury stock (shares)	1,042,281	0	0
Treasury shares repurchased (shares)	2,561,815	1,396,290		0
Common stock issued (shares)	0	126,683	408,485
Treasury stock reissued (shares)	(420,830)	(354,009)	0
Ending balance, common stock (shares)	37,697,865	37,697,865	37,571,182	37,162,697
Ending Balance, treasury stock (shares)	3,183,266	1,042,281	0	0